5. NOTES PAYABLE - RELATED PARTY (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Convertible notes Payable	$ 0	$ 0	$ 1,000,000
Total convertible notes payable		1,300,000	1,000,000
Less: Current portion		(1,300,000)
Long-term portion			1,000,000
TenPercentConvertibleNotesPayableMember
Debt Instrument [Line Items]
Convertible notes Payable		300,000
SevenPointFiveConvertibleNotesPayableMember
Debt Instrument [Line Items]
Convertible notes Payable		$ 1,000,000	$ 1,000,000